Goldman Sachs International Equity Dividend and Premium Fund Average Annual Total Returns - Class P Shares [Member]			12 Months Ended	60 Months Ended	92 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	7.32%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.14%)	0.25%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent			29.61%	7.72%	4.89%
Performance Inception Date		Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.89%	7.11%	4.49%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.43%	6.15%	4.06%

[1]	The Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged) provides a broad-based measure of the global investment grade fixed rate debt markets. Emphasizing income is part of the Fund’s investment objective, and therefore the Investment Adviser believes that a comparison of the Fund’s performance to that of this index is useful to investors.